Defined benefit plans - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Discount rate	2.25%	0.30%	0.15%
Interest credit rate	2.00%	1.00%	1.00%
Expected rate of salary increase	2.25%	2.00%	2.00%
Expected rate of pension increase	0.00%	0.00%	0.50%